Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
Income Taxes

Note 5. Income Taxes

        As of December 31, 2011, 2010 and 2009, the Company had $9.0 million, $13.7 million and $15.4 million, respectively, of tax benefits primarily reflected in state tax returns that have not been recognized for financial reporting purposes ("unrecognized tax benefits"). At December 31, 2011 and 2010, $9.0 million and $13.7 million, respectively, of unrecognized tax benefits would impact the effective tax rate if recognized. A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

	Year Ended Dec. 31,
(In millions)	2011	2010	2009
Gross unrecognized tax benefits at beginning of period	$13.7	$15.4	$14.2
Increases in tax positions for prior years	1.1	0.3	3.3
Decreases in tax positions for prior years	(2.1)	(1.9)	(3.3)
Increases in tax positions for current year	1.1	1.0	2.6
Lapse in statute of limitations	(4.8)	(1.1)	(1.4)

Gross unrecognized tax benefits at end of period	$9.0	$13.7	$15.4

        Up to $1.6 million of the Company's unrecognized tax benefits could be recognized within the next 12 months. As of December 31, 2010, the Company believed that it was reasonably possible that a decrease of up to $8.0 million in unrecognized tax benefits would have occurred during the year ended December 31, 2011. During the year ended December 31, 2011 unrecognized tax benefits actually decreased by $6.9 million as a result of the closing of certain federal and state audits and the expiration of statutes of limitation.

        The Company files consolidated and separate income tax returns in the United States federal jurisdiction and in many state and foreign jurisdictions. The Company has been audited by the United States Internal Revenue Service ("IRS") through its year ended December 31, 2009, and is no longer subject to state and local or foreign income tax examinations by tax authorities for years before 2001.

        In the ordinary course of business, the Company is subject to review by domestic and foreign taxing authorities. For U.S. federal income tax purposes, the Company participates in the IRS's Compliance Assurance Process whereby its U.S. federal income tax returns are reviewed by the IRS both prior to and after their filing. The U.S. federal income tax returns filed by the Company through the year ended December 31, 2009 have been audited by the IRS. In the third quarter of 2010, the IRS completed the audits of the Company's tax returns for the year ended December 31, 2009 with no adjustments or additional payments. The Company's tax returns for the year ended December 31, 2010 are under audit, which is expected to be completed during the second quarter of 2012. The IRS commenced examinations of the Company's U.S. federal income tax returns for 2011 in the first quarter of 2011. The examination is anticipated to be completed by the second quarter of 2013. Eight state tax authorities are in the process of auditing state income tax returns of various subsidiaries.

        The Company's policy is to recognize potential interest and penalties related to its tax positions within the tax provision. During the years ended December 31, 2011 and 2010, the Company reversed interest expense of $1.7 million and $0.6 million, respectively, through the tax provision. During the year ended December 31, 2009, the Company recognized interest expense of $0.6 million through the tax provision. During the year ended December 31, 2011, the Company reversed penalties of $0.3 million through the tax provision. No tax penalties were recorded through the provision during the years ended December 31, 2010 or 2009. As of December 31, 2011 and 2010, the Company had accrued for the payment of interest and penalties of $1.4 million and $3.5 million, respectively.

        The components of our income from continuing operations before income taxes are as follows:

	Year Ended Dec. 31,
	2011	2010	2009
U.S.	108,603	22,877	(10,579)
Foreign	3,146	5,507	7,517

Total	111,749	28,384	(3,062)

        The reconciliation of income tax computed at the U.S. federal statutory tax rate to the Company's effective income tax rate for continuing operations is as follows:

	Year Ended Dec. 31,
	2011	2010	2009
Tax at U.S. federal statutory rate	35.0%	35.0%	35.0%
State and local income taxes, net of U.S. federal benefit	1.8	0.4	187.3
Tax credits	(2.3)	(9.2)	56.1
Permanent items	1.5	9.2	16.4
Unremitted foreign earnings	—	4.5	41.4
Other, including foreign rate differences and reserves	3.3	(1.3)	(35.6)

Effective rate	39.3%	38.6%	300.6%

        In the effective tax rate reconciliation above, the state rate benefit for the year ended December 31, 2009 is primarily the result of a change in the state tax rates used to measure deferred taxes.

        The effective tax rate for discontinued operations for the years ended December 31, 2011, 2010 and 2009, was a tax benefit of 42.3 percent, 35.9 percent and 35.9 percent, respectively.

        Income tax expense from continuing operations is as follows:

	2011
(In thousands)	Current	Deferred	Total
U.S. federal	$2,103	$39,946	$42,049
Foreign	3,284	(3,984)	(700)
State and local	3,477	(914)	2,563

	$8,864	$35,048	$43,912

	2010
	Current	Deferred	Total
U.S. federal	$574	$8,446	$9,020
Foreign	1,847	259	2,106
State and local	4,069	(4,250)	(181)

	$6,490	$4,455	$10,945

	2009
	Current	Deferred	Total
U.S. federal	$(6,708)	3,589	$(3,119)
Foreign	2,356	629	2,985
State and local	14,254	(23,324)	(9,070)

	$9,902	$(19,106)	$(9,204)

        Deferred income tax expense results from timing differences in the recognition of income and expense for income tax and financial reporting purposes. Deferred income tax balances reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes. The deferred tax asset primarily reflects the impact of future tax deductions related to the Company's accruals and certain net operating loss carryforwards. The deferred tax liability is primarily attributable to the basis differences related to intangible assets. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized. The valuation allowance for deferred tax assets as of December 31, 2011 was $6.3 million. The net change in the total valuation allowance for the year ended December 31, 2011 was a decrease of $9.2 million and was primarily attributable to the reduction of net operating loss carryforwards and other tax attributes related to the dissolution of certain subsidiaries.

        Significant components of the Company's deferred tax balances are as follows:

	December 31,
(In thousands)	2011	2010
Deferred tax assets (liabilities):
Current:
Prepaid expenses	$(14,240)	$(21,182)
Receivables allowances	13,343	12,446
Accrued insurance expenses	8,231	5,245
Current reserves	5,398	5,986
Accrued expenses and other	27,337	9,091
Net operating loss and tax credit carryforwards	50,540	—
Less valuation allowance	—	(28)

Total current asset	90,609	11,558

Long-Term:
Intangible assets(1)	(1,061,604)	(1,043,910)
Accrued insurance expenses	4,640	5,770
Net operating loss and tax credit carryforwards	102,558	141,706
Other long-term obligations	(76,011)	(23,128)
Less valuation allowance	(6,276)	(15,409)

Total long-term liability	(1,036,693)	(934,971)

Net deferred tax liability	$(946,084)	$(923,413)

(1)
The deferred tax liability relates primarily to the difference in the tax versus book basis of intangible assets. The majority of this liability will not actually be paid unless certain business units of the Company are sold.

        As of December 31, 2011, the Company had deferred tax assets, net of valuation allowances, of $137.7 million for federal and state net operating loss and capital loss carryforwards which expire at various dates up to 2031. The Company also had deferred tax assets, net of valuation allowances, of $9.1 million for federal and state credit carryforwards which expire at various dates up to 2031.

        The Company has historically determined that the undistributed earnings of foreign subsidiaries will be repatriated to the U.S. There was no net deferred tax liability recorded as of December 31, 2010, related to such undistributed earnings due to the existence of available foreign tax credits. For the year ended December 31, 2011, the Company reorganized certain foreign subsidiaries in conjunction with its international growth initiatives and evaluated its liquidity requirements in the U.S. and the capital requirements of its foreign subsidiaries. Based on these factors, the Company has determined that undistributed earnings of foreign subsidiaries will no longer be repatriated. Accordingly, the Company has not recorded deferred taxes for U.S. income or foreign withholding taxes on the excess of the amount for financial reporting over the tax basis of investments in foreign subsidiaries that are essentially permanent in duration. This amount becomes taxable upon a repatriation of assets from the subsidiary or a sale or liquidation of the subsidiary. The amount of such undistributed earnings totaled $22.0 million as of December 31, 2011 and any tax liability is expected to be offset by available foreign tax credits. Determination of the amount of any unrecognized deferred income tax liability on this temporary difference is not practicable due to the complexities of the hypothetical calculation.